Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Sales	$ 1,419,217
Cost of sales	(1,239,728)
Gross loss	179,488
General and administrative expenses	1,247,373	377,726
Loss from operations	(1,067,885)	(377,726)
Other income (expense)
Interest expense	(748,522)	(364,205)
Change in fair value of embedded derivative liabilities	(272,992)	(89,779)
Total other expense - net	(475,530)	(274,426)
Net loss including non-controlling interest	(1,543,415)	(652,152)
Less: net loss attributable to non-controlling interest	(2)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (1,543,413)	$ (652,152)
Net loss per share - basic and diluted	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding during the year - basic and diluted	33,887,925	32,597,543